SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2025 Share $ / shares	Aug. 31, 2024 Share $ / shares
Number of options [Abstract]
Outstanding beginning of year | Share	3,799,618	4,793,837
Granted | Share	467,520	589,950
Forfeited | Share		(937,000)
Exercised | Share	(622,618)	(647,169)
Outstanding, end of year | Share	3,644,520	3,799,618
Weighted average exercise price [Abstract]
Outstanding beginning of year | $ / shares	$ 2.21	$ 3.17
Granted | $ / shares	1.93	1.52
Forfeited | $ / shares		6.25
Exercised | $ / shares	1.81	2.61
Outstanding, end of year | $ / shares	$ 2.21	$ 2.21